Silent Partnerships (Tables)	6 Months Ended
Jun. 30, 2025
Silent Partnerships [Abstract]
Schedule of Continuity of the Company’s Silent Partnerships

Continuity of the Company’s silent partnerships is as follows:

	3% SPAs	3.5% SPAs	8.5% SPAs	Total
Balance, December 31, 2024	$606,355	$49,435	$375,489	$1,031,279
Issued during the year	-	-	-	-
Extinguished during the year	-	(54,576)	-	(54,576)
Discount	-	-	-	-
Accretion	25,281	2,802	6,808	34,891
Interest expense	-	-	-	-
Effects of currency translation	77,225	2,339	47,475	127,039
Balance, June 30, 2025	$708,861	$-	$429,772	$1,138,633